GOING CONCERN	12 Months Ended
Dec. 31, 2014
GOING CONCERN [Abstract]
GOING CONCERN

2. GOING CONCERN

Liquidity and Capital Resources

The Group incurred a net loss of RMB 910,205 and RMB 1,082,555 for the years ended December 31, 2013 and 2014, respectively, which included a non-cash impairment charge of RMB 462,391 related to the provision of receivables, disposal loss of subsidiaries, and loss on de-consolidation of certain subsidiaries in 2013 and a non-cash impairment charge of RMB 443,657 related to provision of receivables, impairment loss of goodwill, intangible assets and de-consolidation of certain subsidiary, and a non-cash expense of RMB 242,606 related to the loss from extinguishment of debt and the total interest expense of convertible loan in 2014.  The Group's operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to reduce or eliminate its net losses for the foreseeable future.  If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the company may not be able to achieve profitability.

The Group's principal sources of liquidity have been cash provided by financing activities. As of December 31, 2014, the Group had RMB 180,285 in unrestricted cash and cash equivalents. The Group's cash and cash equivalents consist of cash on hand and liquid investments that are unrestricted as to withdrawal or use, have maturities of three months or less and are placed with banks and other financial institutions.  As of December 31, 2014, the Group had RMB 110,353 in unrestricted cash and cash equivalents from VIEs. The Group's consolidated current liabilities exceeded its consolidated current assets by approximately RMB 478,597 as of December 31, 2014. The Group's consolidated net liabilities were amounting to RMB 53,306 as of December 31, 2014. In addition the Group has lease commitment of RMB 303,354 as of December 31, 2014 of which RMB 95,732 was within one year.

Historically, management has addressed liquidity requirements through a series of cost reduction initiatives, debt borrowings and the sale of subsidiaries and other non-performing assets.  Management anticipates that the impact from the negative publicity in the media during the past three years may continue to impact for the Group's businesses in the near term.

Management plan and actions

As disclosed in Note 30, the Company entered into a disposal agreement with a third party to transfer the ownership of Jinghan Group at a consideration of RMB 1,200,000 in early 2015, out of which the Company committed to provide necessary funding to the third party for capital injections and settlement of liabilities to ensure Jinghan Group's continuous operation. It is further confirmed that the said obligations to the Company amounted to RMB 700,000. The disposal was completed by April 8, 2015. The net proceed was RMB 500,000, of which RMB 135,000 has been received by December 31, 2014 and the remaining RMB 365,000 has been received by the end of March, 2015. Besides, the Company derecognized the operating lease commitment associated with Jinghan Group in April 2015, amounting to RMB 175,357, of which RMB 77,743 was within one year.

As disclosed in Note 30, on February 6, 2015, the Company entered into an agreement to transfer the consideration related to disposal of Taishidian Holding to Suzhou Hezhijia Investment Management Limited with RMB 70,000, of which RMB 40,000 was received in February 2015 and the rest will be received by end of 2015 pursuant to the agreement.

As disclosed in Note 6, the Company has a receivable balance of RMB 50,000 representing the funding due from CEIHL pursuant to the Restructuring Plan. The entire balance has been collected in February 2015.

As disclosed in Note 14, by March 5, 2015, the entire Convertible Loan of US$48,000 has been fully converted into 972,782,696 Class A Ordinary Shares.

With the opportunity provided by the above mentioned plan and actions, the Group will continue to remain focused on cash flow while accessing a range of strategic options for the purpose of maximizing shareholder value, including the re-alignment of group resources, reduction of R&D department, enhancing expense control and improving our relationship with our creditors and third parties. The Group has also significantly lowered its spending on capital expenditures and focused on improving the management of its working capital.

Conclusion

The Group believes that available cash and cash equivalents, cash provided by operating activities, together with cash available from the activities mentioned above, should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Group has prepared the consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing the Group's business development activities, suspending the pursuit of its business plan, controlling overhead expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Group will raise additional capital if needed.